Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16:-	COMMITMENTS AND CONTINGENCIES

a.	Guarantees and Collaterals:

As of December 31, 2021, the Company has provided performance bank guarantees as security for the performance of various contracts with customers as well as to secure future payments in respect of lease agreements in the amount of $3,100 and $992, respectively. As of December 31, 2021, the Company has restricted bank deposits of $ 295 in favor of the issuing banks.

b.	From time to time, the Company and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Lawsuits have been brought against the Company in the ordinary course of business. The Company intends to defend itself vigorously against those lawsuits.

In September 2016, an Israeli software company, that was previously involved in an arbitration proceeding with us in 2015 and won damages from us of $2.4 million, filed a lawsuit seeking damages of NIS 34,106 against the Company and one its subsidiaries. This lawsuit was filed as part of an arbitration proceeding. In the lawsuit, the software company claimed that warning letters that the Company sent to its clients in Israel and abroad, warning those clients against the possibility that the conversion procedure offered by the software company may amount to an infringement of the Company’s copyrights (the “Warning Letters”), as well as other alleged actions, have caused the software company damages resulting from loss of potential business. The lawsuit is based on rulings given in the 2015 arbitration proceeding in which it was allegedly ruled that the Warning Letters constituted a breach of a non-disclosure agreement (NDA) signed between the parties.

The Company rejected the claims by the Israeli software company and moved to dismiss the lawsuit entirely. In July 2021, an arbitrator assigned to the case rendered his decision and determined that the Company should pay the plaintiffs damages in the amount of $1.6 million, which was paid in August 2021 and included in the Company’s results of operations for the year ended December 31, 2021.